Financial Assets - Summary of Available-for-sale Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Available-for-sale securities		¥ 1,429,287	¥ 1,215,603
Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		793,544	580,810
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		86,145	42,154
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Available-for-sale securities		707,399	538,656
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		635,743	634,793
Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		238,155	200,254
Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		75,694	108,493
Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Available-for-sale securities		28	278
Equity securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Available-for-sale securities		321,866	325,768
Financial assets at fair value, class [member] | Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		793,544	580,810
Financial assets at fair value, class [member] | Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		58,561	49,256
Financial assets at fair value, class [member] | Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		259,753	169,013
Financial assets at fair value, class [member] | Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		203,147	136,025
Financial assets at fair value, class [member] | Debt securities [member] | Subordinated bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		111,029	81,795
Financial assets at fair value, class [member] | Debt securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	161,054	144,721
Financial assets at fair value, class [member] | Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		615,464	614,187
Financial assets at fair value, class [member] | Equity securities [member] | Common stocks [member]
Disclosure of financial assets [line items]
Available-for-sale securities		256,441	301,249
Financial assets at fair value, class [member] | Equity securities [member] | Preferred stocks [member]
Disclosure of financial assets [line items]
Available-for-sale securities		52,127	53,778
Financial assets at fair value, class [member] | Equity securities [member] | Funds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		94,895	97,476
Financial assets at fair value, class [member] | Equity securities [member] | Wealth management products [member]
Disclosure of financial assets [line items]
Available-for-sale securities		5,005	13,013
Financial assets at fair value, class [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	206,996	148,671
Financial assets at amortised cost, class [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	¥ 20,279	¥ 20,606

[1]	Other available-for-sale securities mainly include unlisted equity investments, private equity funds, trust schemes and perpetual bonds.